DEBT	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 11 — DEBT

Short-term Debt

As of June 30, 2024, we had $6.7 billion of commercial paper issued and outstanding, with a weighted average interest rate of 5.4% and maturities ranging from 28 days to 152 days. The estimated fair value of this commercial paper approximates its carrying value. As of June 30, 2023, we had no commercial paper issued or outstanding.

Long-term Debt

The components of long-term debt were as follows:

(In millions, issuance by calendar year)	Maturities (calendar year)			Stated Interest Rate			Effective Interest Rate			June 30, 2024	June 30, 2023

2009 issuance of $3.8 billion			2039			5.20%			5.24%	$520	$520
2010 issuance of $4.8 billion			2040			4.50%			4.57%	486	486
2011 issuance of $2.3 billion			2041			5.30%			5.36%	718	718
2012 issuance of $2.3 billion			2042			3.50%			3.57%	454	454
2013 issuance of $5.2 billion			2043	3.75%	–	4.88%	3.83%	–	4.92%	314	1,814
2013 issuance of €4.1 billion	2028	–	2033	2.63%	–	3.13%	2.69%	–	3.22%	2,465	2,509
2015 issuance of $23.8 billion	2025	–	2055	2.70%	–	4.75%	2.77%	–	4.78%	9,805	9,805
2016 issuance of $19.8 billion	2026	–	2056	2.40%	–	3.95%	2.46%	–	4.03%	7,930	9,430
2017 issuance of $17.1 billion (a)	2026	–	2057	3.30%	–	4.50%	3.38%	–	5.49%	6,833	8,945
2020 issuance of $10.1 billion (a)	2030	–	2060	1.35%	–	2.68%	2.53%	–	5.43%	10,111	10,000
2021 issuance of $8.2 billion	2052	–	2062	2.92%	–	3.04%	2.92%	–	3.04%	8,185	8,185
2023 issuance of $0.1 billion (a)	2026	–	2050	1.35%	–	4.50%	5.16%	–	5.49%	56	0
2024 issuance of $3.3 billion (a)	2026	–	2050	1.35%	–	4.50%	5.16%	–	5.49%	3,344	0

Total face value										51,221	52,866
Unamortized discount and issuance costs										(1,227)	(438)
Hedge fair value adjustments (b)										(81)	(106)
Premium on debt exchange										(4,976)	(5,085)

Total debt										44,937	47,237
Current portion of long-term debt										(2,249)	(5,247)

Long-term debt										$42,688	$41,990

(a)
Includes $3.6 billion of debt at face value related to the Activision Blizzard acquisition, the majority of which was exchanged for Microsoft registered securities in June 2024. See Note 8 – Business Combinations for further information.
(b)
Refer to Note 5 – Derivatives for further information on the interest rate swaps related to fixed-rate debt.

As of June 30, 2024 and 2023, the estimated fair value of long-term debt, including the current portion, was $42.3 billion and $46.2 billion, respectively. The estimated fair values are based on Level 2 inputs.

Debt in the table above is comprised of senior unsecured obligations and ranks equally with our other outstanding obligations. Interest is paid semi-annually, except for the Euro-denominated debt, which is paid annually. Cash paid for interest on our debt for fiscal years 2024, 2023, and 2022 was $1.7 billion, $1.7 billion, and $1.9 billion, respectively.

The following table outlines maturities of our long-term debt, including the current portion, as of June 30, 2024:

(In millions)

Year Ending June 30,

2025	$2,250
2026	3,000
2027	9,250
2028	0
2029	1,876
Thereafter	34,845

Total	$51,221